FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-----------------------------------------------------
(Signature)

New York, New York
-----------------------------------------------------
(City, State)

February 14, 2002
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $56,279 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

NON-CONFIDENTIAL

                                                     FORM 13F

                                                                (SEC USE ONLY)

QTR ENDED: 12/31/01
                         Name of Reporting Manager: Sandell Asset Management


                                                                                                                   Item 8:
Item 1:                  Item 2 :       Item 3:       Item 4:        Item 5:     Item 6:      Item 7:          Voting Authority
Name of Issuer         Title of Class   CUSIP       Fair Market     Shares or   Investmen    Managers             (Shares)
                                        Number        Value        Principal    Discretion  See Instr. V  (a)Sole (b)Shared (c)None
                                                     (X$1000)        Amount

Air Canada Class A -        COM.        008911-30-7      444    200,000 SH     SOLE                                         200,000
 Non Vtg
AMGN Jan.02 60 Call         CALL        031162-90-0       38        500 CL     SOLE                           500
Bank United Corp.        LIT.RTS CONT.  065416-11-7       45    450,800 SH     SOLE                       450,800
Northrop Grumman Corp.      COM.        666807-10-2   10,077     99,965 SH     SOLE                        99,965
Ultramar Diamond Shamrock   COM.        904000-10-6   45,675    900,000 SH     SOLE                       900,000

                                      Value Total:  $ 56,279


                                      Entry Total:         5